Statement of Cash Flows	10 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (48,603,225)
Adjustments to reconcile net loss to net cash used in operating activities:
Payment of formation and operating costs through promissory note	10,031
Interest earned on marketable securities held in Trust Account	(95,349)
Change in fair value of warranty liability	47,727,542
Allocation of initial public offering transaction costs related to warrant liability	821,951
Changes in operating assets and liabilities:
Prepaid expenses	(448,935)
Accrued expenses	31,751
Net cash used in operating activities	(556,234)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(508,550,000)
Net cash used in investing activities	(508,550,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to the Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	498,379,000
Proceeds from sale of Private Placement Warrants	12,171,000
Repayment of promissory note – related party	(207,632)
Payments of offering costs	(473,433)
Net cash provided by financing activities	509,893,935
Net Change in Cash	787,701
Cash – Ending	787,701
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption	464,537,242
Change in value of Class A ordinary shares subject to possible redemption	(47,770,922)
Initial classification of warrant liability	22,557,118
Deferred underwriting fee payable	17,799,250
Payment of offering costs through promissory note	$ 197,601